Significant Accounting Policies - Narrative (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of voluntary change in accounting policy [abstract]
Automotive incentive, request submission (in days)	17 days
Automotive incentive, average recovery (in days)	30 days